Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2024
EBP 56-1848578 006
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Martin Marietta Savings and Investment Plan
EIN: 56-1848578 Plan Number: 006
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2024

		(c)
	(b)	Description of Investment
	Identity of Issue,	Including Maturity Date,		(e)
	Borrower, Lessor, or	Rate of Interest, Collateral,	(d)	Current
(a)	Similar Party	Par or Maturity Value	Cost	Value
				(In Thousands)
	BlackRock Institutional Trust Company, N.A.	BlackRock Equity Index Fund J		$106,076
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2035 O		75,260
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2030 O		70,681
	Galliard Capital Management, LLC	Galliard Stable Return Fund E		66,293
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index Retirement O		63,474
	Harbor Funds	Harbor Capital Appreciation R		62,958
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2040 O		56,953
*	Martin Marietta Materials, Inc.	Common Stock		56,373
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2045 O		55,648
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2050 O		51,232
	Washington Mutual	American Funds Washington Mutual Class R-6		50,966
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2055 O		36,277
	The Vanguard Group	Vanguard International Growth Fund Admiral Shares		31,143
	The Vanguard Group	Vanguard Explorer Fund Admiral Shares		30,076
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2060 O		26,986
	Dodge & Cox Funds	Dodge & Cox Income Fund		14,082
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2065 O		11,352
	BlackRock Institutional Trust Company, N.A.	BlackRock Mid Cap Equity Index Fund M		8,536
	IS MSCI EAFE INTL K	iShares MSCI Europe, Australasia and Far East (EAFE®) International Index Fund Class K		1,605
	BlackRock Institutional Trust Company, N.A.	BlackRock US Debt Index Fund M		999
	BlackRock Institutional Trust Company, N.A.	BlackRock Russell 2000 Index Fund M		931
*	Fidelity Investments Inc.	Fidelity® Government Money Market Fund Class K6		394
	Participant loans**	Interest rates ranging from 4.25% to 9.50%, maturing through November 2039		24,014
				$902,309

	Note: Cost information has not been included in column (d) because all investments are participant directed.
	* Indicates party-in-interest to the Plan.
	** The accompanying financial statements classify participant loans as notes receivable from participants.